Financial Instruments (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Net	R$ 13,009,596	R$ 13,984,091
Risk Of Power Purchase And Sale Transactions Price [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current assets	217,350
Current liabilities	(214,955)
Current financial assets	2,395
Noncurrent assets	479,938
Noncurrent liabilities	(170,837)
Non-current financial assets	309,101
Financial assets at fair value through profit or loss	697,288
Net liabilities	(385,792)
Net	R$ 311,496